AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 20, 2016

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 211                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 213                             /X/

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                              Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                       c/o SEI Investments
1701 Market Street                                One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                  Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/   Immediately upon filing pursuant to paragraph (b)
          / /   On [date] pursuant to paragraph (b)
          / /   60 days after filing pursuant to paragraph (a)(1)
          / /   75 days after filing pursuant to paragraph (a)(2)
          / /   On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 211 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of September, 2016.


                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:           *
                                                 --------------------------
                                                 Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


     *                             Trustee                    September 20, 2016
------------------------------
John K. Darr

     *                             Trustee                    September 20, 2016
------------------------------
William M. Doran

     *                             Trustee                    September 20, 2016
------------------------------
Joseph T. Grause, Jr.

     *                             Trustee                    September 20, 2016
------------------------------
Mitchell A. Johnson

     *                             Trustee                    September 20, 2016
------------------------------
Betty L. Krikorian

     *                             Trustee                    September 20, 2016
------------------------------
Robert A. Nesher

     *                             Trustee                    September 20, 2016
------------------------------
Bruce Speca

     *                             Trustee                    September 20, 2016
------------------------------
George J. Sullivan, Jr.

     *                             President                  September 20, 2016
------------------------------
Michael Beattie

     *                             Treasurer, Controller &    September 20, 2016
------------------------------     Chief Financial Officer
Stephen Connors

*By:   /s/ Dianne M. Descoteaux
       --------------------------
       Dianne M. Descoteaux
       Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NUMBER       DESCRIPTION

EX-101.INS           XBRL Instance Document
EX-101.SCH           XBRL Taxonomy Extension Schema Document
EX-101.CAL           XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF           XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB           XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE           XBRL Taxonomy Extension Presentation Linkbase